Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 12,945	$ 6,875	$ 7,590
Restricted deposit	40	45	11
Other accounts receivable	699	2,904	731
Total current assets	13,684	9,824	8,332
NON-CURRENT ASSETS:
Investment in associate	659
Property and equipment, net	79	92	10
Total non-current assets	738	92	10
Total assets	14,422	9,916	8,342
Trade payables	874	1,199	354
Other accounts payable	214	154	34
Warrants	10,252	359	366
Lease liability	45	45
Total current liabilities	11,385	1,757	754
Lease liability		18
Share capital and premium	58,547	58,541	53,802
Reserve from share-based payment transactions	4,980	4,331	4,312
Warrants	5,190	5,190	6,256
Foreign currency translation reserve	497	497	497
Transactions with non-controlling interests	559	559	559
Accumulated deficit	(66,736)	(60,977)	(57,838)
Total equity (deficit)	3,037	8,141	7,588
Total liabilities and equity	$ 14,422	$ 9,916	$ 8,342